Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles	Goodwill and Other Intangibles
Goodwill

Below is a summary of the changes in the carrying amount of goodwill by segment for the years ended December 31, 2022 and 2021:

In millions	Health Care Benefits	Health Services	Pharmacy & Consumer Wellness	Total
Balance at December 31, 2020	$45,130	$23,615	$10,807	$79,552
Impairment	—	—	(431)	(431)
Balance at December 31, 2021	45,130	23,615	10,376	79,121
Divestitures	(971)	—	—	(971)
Balance at December 31, 2022	$44,159	$23,615	$10,376	$78,150

During the year ended December 31, 2022, the decrease in the carrying amount of goodwill was primarily driven by the divestitures of bswift, PayFlex and the Thailand business. See Note 2 ‘‘Acquisitions, Divestitures and Asset Sales’’ for additional information. During the year ended December 31, 2021, the decrease in the carrying amount of goodwill was primarily driven by the impairment of the remaining goodwill of the LTC reporting unit within the Pharmacy & Consumer Wellness segment.

During the third quarter of 2022, the Company performed its required annual impairment tests of goodwill. The results of the impairment tests indicated that there was no impairment of goodwill.

During the third quarter of 2021, the Company performed its required annual impairment tests of goodwill. The results of the impairment tests indicated an impairment of the goodwill associated with the LTC reporting unit, as the reporting unit’s carrying value exceeded its fair value as of the testing date. The results of the impairment tests of the remaining reporting units indicated that there was no impairment of goodwill as of the testing date.

During 2021, the LTC reporting unit continued to face challenges that have impacted the Company’s ability to grow the LTC reporting unit’s business at the rate estimated when its 2020 goodwill impairment test was performed. These challenges include lower net facility admissions, net long-term care facility customer losses and the prolonged adverse impact of the COVID-19 pandemic and the emerging new variants, which resulted in more significant declines in occupancy rates experienced by the Company’s long-term care facility customers than previously anticipated. During the third quarter of 2021, LTC management updated their 2021 annual forecast and submitted their long-term plan which showed deterioration in the financial results for the remainder of 2021 and beyond. The Company utilized these updated projections in performing its annual impairment test, which indicated that the fair value of the LTC reporting unit was lower than its carrying value, resulting in a $431 million goodwill impairment charge in the third quarter of 2021. The fair value of the LTC reporting unit was determined using a combination of a discounted cash flow method and a market multiple method. As of December 31, 2021, there was no remaining goodwill balance in the LTC reporting unit.
At both December 31, 2022 and 2021, cumulative goodwill impairments were $6.6 billion.

Intangible Assets

The following table is a summary of the Company’s intangible assets as of December 31, 2022 and 2021:

In millions, except weighted average life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (years)
2022
Trademarks (indefinite-lived)	$10,498	$—	$10,498	N/A
Customer contracts/relationships and covenants not to compete	21,206	(10,668)	10,538	13.3
Technology	1,060	(1,060)	—	—
Provider networks	4,203	(862)	3,341	20.0
Value of Business Acquired	590	(174)	416	20.0
Other	302	(264)	38	12.4
Total (1)	$37,859	$(13,028)	$24,831	13.9

2021
Trademarks (indefinite-lived)	$10,498	$—	$10,498	N/A
Customer contracts/relationships and covenants not to compete	25,084	(10,564)	14,520	15.0
Technology	1,060	(1,060)	—	—
Provider networks	4,203	(651)	3,552	20.0
Value of Business Acquired	590	(147)	443	20.0
Other	318	(279)	39	8.4
Total	$41,753	$(12,701)	$29,052	15.3
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(1)Includes intangible assets of $28 million which have been accounted for as assets held for sale and are included in assets held for sale on the consolidated balance sheet at December 31, 2022. See Note 2 ‘‘Acquisitions, Divestitures and Asset Sales’’ for additional information.

During the year ended December 31, 2022, the reduction in the customer contracts/relationships intangible assets is primarily related to the Company’s loss on assets held for sale of $2.5 billion to write-down the LTC business to its estimated fair value less costs to sell. See Note 2 ‘‘Acquisitions, Divestitures and Asset Sales’’ for additional information.

Amortization expense for intangible assets totaled $1.8 billion, $2.2 billion and $2.3 billion for the years ended December 31, 2022, 2021 and 2020, respectively. The projected annual amortization expense for the Company’s intangible assets for the next five years is as follows:

In millions
2023	$1,601
2024	1,562
2025	1,515
2026	1,283
2027	1,196